Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Total Return Municipal Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,699		$ 10,396	$ 10,323	$ 10,538	$ 11,224	$ 11,534	$ 12,196	$ 11,080	$ 11,038	$ 11,679	$ 11,374
Columbia Total Return Municipal Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,642	10,507	10,656	11,276	11,513	12,092	10,928	10,821	11,381	11,018
Columbia Total Return Municipal Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,740	10,686	10,931	11,674	12,012	12,727	11,585	11,574	12,260	11,975
Columbia Total Return Municipal Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,747	10,696	10,941	11,686	12,025	12,743	11,601	11,592	12,291	11,997
Columbia Total Return Municipal Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,719	10,653	10,904	11,643	11,995	12,716	11,577	11,575	12,278	11,992
Columbia Total Return Municipal Income Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,719	10,644	10,866	11,573	11,892	12,575	11,424	11,381	12,042	11,757
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,694	$ 10,722	$ 10,828	$ 11,619	$ 12,242	$ 12,645	$ 11,769	$ 11,878	$ 12,323	$ 12,322